PROPERTY, EQUIPMENT AND SOFTWARE	9 Months Ended
Sep. 30, 2013
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

4.     PROPERTY, EQUIPMENT AND SOFTWARE

        Property, equipment and software as of December 31, 2011 and 2012, and September 30, 2013, consisted of the following (in thousands):

	December 31,
			September 30, 2013
	2011	2012
			(unaudited)
Capitalized internal use software costs	$5,766	$10,441	$15,364
Computer hardware and software	1,960	4,281	12,970
Furniture and fixtures	219	816	1,624
Leasehold improvements	62	656	807
Construction in progress	71	1,126	1,115

Total	8,078	17,320	31,880
Accumulated depreciation and amortization	(3,137)	(6,381)	(10,939)

Net property, equipment and software	$4,941	$10,939	$20,941

        Total depreciation and amortization expense, excluding amortization of internal use software costs, was $0.5 million and $1.3 million for the years ended December 31, 2011 and 2012, and $0.9 million and $2.1 million for the nine months ended September 30, 2012 and September 30, 2013, respectively. Amortization expense of internal use software costs was $1.5 million and $2.3 million for the years ended December 31, 2011 and 2012, and $1.6 million and $2.5 million for the nine months ended September 30, 2012 and September 30, 2013, respectively. The Company held no capital leases as of December 31, 2011 and 2012, and September 30, 2013.